Document and Entity Information	May 21, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001547950
Entity Registrant Name	EXCHANGE LISTED FUNDS TRUST
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	May 21, 2025
Document Creation Date	May 21, 2025
Document Effective Date	May 21, 2025
Prospectus Date	May 21, 2025
Bancreek International Large Cap ETF | Bancreek International Large Cap ETF
Prospectus:
Trading Symbol	BCIL